SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

(a)   Basis of Presentation and Principles of Consolidation

The accompanying combined and consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (''GAAP'').

In connection with the Company’s separation from Fang, the direct and indirect equity interests of all of the Company’s operating subsidiaries and intermediate holding companies were transferred from Fang to the Company, when the Company was still one of Fang’s subsidiaries, through a series of transactions, which were completed in May 2019. As a result of these transactions, the Company assumed all of the business and operations of real estate information, analytics and marketplace services business from Fang by acquiring the relevant portion of the businesses historically not conducted by the Company. The Company separated from Fang on June 11, 2019, becoming an independent publicly traded company as a result of a pro rata distribution of all outstanding shares of CIH ordinary shares to shareholders of Fang.

The financial statements presented herein represent (i) prior to June 11, 2019, the combined financial statements of Fang’s real estate information, analytics and marketplace services business when the Company was a wholly owned subsidiary of Fang and (ii) subsequent to June 11, 2019, the consolidated financial statements of the Company as a separate publicly traded company following its separation from Fang.

The combined financial statements have been prepared on a stand-alone basis and are derived from Fang's consolidated financial statements and underlying accounting records. The combined financial statements include all revenues, costs, assets and liabilities directly attributable to the Company either through specific identification or allocation.

Allocation of Expenses

Prior to the separation, Fang has historically performed centralized functions on behalf of the Company. Accordingly, certain Fang’s costs have been allocated to the Company and reflected as expenses in the combined and consolidated financial statements for the years ended December 31, 2017 and 2018, and the period between January 1, 2019 and June 11, 2019. Expense allocation primarily relate to centralized functions, including finance, accounting, treasury, tax, legal, internal audit and human resources functions. In addition, expense allocations include, among other costs, IT maintenance and professional fees. All of the allocations of costs are deemed to have been incurred and settled through parent company deficit in the period when the costs were recorded. The allocations of costs were based on the number of staff of the Company relative to Fang’s total number of staff, or the Company’s revenues relative to Fang’s total revenues, where appropriate. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical parent expenses attributable to the Company. The expenses reflected in the combined and consolidated financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if the Company had operated as a separate, stand-alone entity. It is not practicable to estimate actual costs that would have been incurred had the Company been a stand-alone company during the periods presented. Following the separation from Fang, the Company performs these functions using its own resources or purchased services.

The following table sets forth cost of revenues, selling and marketing expenses, and general and administrative expenses, allocated from Fang for the years ended December 31, 2017 and 2018, and the period between January 1, 2019 and June 11, 2019:

			For the period
	For the Year Ended		between January 1
	December 31,		and June 11,
	2017	2018	2019
Cost of revenues	3,853	4,622	2,309
Selling and marketing expenses	2,218	441	305
General and administrative expenses	5,410	4,856	1,723
Total	11,481	9,919	4,337

Cash Management and Treasury

The Company funds its operations through cash generated from operating activities. Prior to June 11, 2019, excess cash has historically been repatriated to Fang through intercompany advances. Transfers of cash both to and from Fang are included within parent company investment (deficit) on the combined statements of equity (deficit). Fang has issued debt for general corporate purposes but in no case has any such debt been guaranteed or assumed by the Company or otherwise secured by the assets of the Company. As Fang’s debt and related interest is not directly attributable to the Company, no such amounts have been allocated to the combined financial statements before the separation.

Parent Company Deficit

Parent company deficit in the combined and consolidated balance sheets represents Fang’s historical investment in the Company, the Company’s accumulated net earnings after income taxes, and the net effect of transactions with and allocations from Fang prior to June 11, 2019. The combined and consolidated statements of equity (deficit) include net cash transfers to and from Fang and the Company. All intercompany transactions that are not cash settled through parent company deficit in the accompanying combined and consolidated balance sheets are considered to be settled at the time the transaction is recorded. The total net effect of the settlement of these transactions is reflected in financing activities in the accompanying combined and consolidated statements of cash flows. Upon the separation, parent company deficit formed the Company’s ordinary shares, treasury shares and capital deficit.

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and the VIE. All intercompany transactions and balances among the Company, its wholly-owned subsidiaries and the VIE have been eliminated upon consolidation.

Use of Estimates

(b)   Use of Estimates

The preparation of the combined and consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of expenses during the reporting periods. Significant items subject to such estimates and assumptions include the collectability of accounts receivable, estimated stand-alone selling prices of performance obligations, the accruals for tax uncertainties and allocation of expenses, fair value of the warrants and share-based compensation awards, and the incremental borrowing rate used in calculating operating lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Foreign Currency

(c)   Foreign Currency

The functional currency of the Company’s non-PRC subsidiaries is United States Dollars (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and the VIE is Chinese Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in general and administrative expenses in the combined and consolidated statements of comprehensive income.

The Company uses RMB as its reporting currency. Assets and liabilities of entities with functional currencies other than RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment are recorded in accumulated other comprehensive income within equity.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the "PBOC") or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Cash and Cash Equivalents

(d)   Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which have original maturities of three months or less at the date of purchase and are readily convertible to known amounts of cash.

Cash and cash equivalents maintained at banks consist of the following:

	As of December 31,
	2018	2019
RMB denominated bank deposits with financial institutions in the PRC	162,292	182,180
RMB denominated bank deposits with financial institutions in Hong Kong Special Administrative Region ("HK SAR")	727	1,212
US dollar denominated bank deposits with a financial institution in HK SAR	970	1,904
HK dollar denominated bank deposits with a financial institution in HK SAR	177	264
USD denominated bank deposits with a financial institution in BVI	—	28,494

Short-term Investments

(e)   Short-term Investments

Short-term investments include financial products, which are mainly deposits with variable interest rates placed with financial institutions. The Company classifies the financial products as available-for-sale securities, which are recorded at fair value. Unrealized holding gains and losses, net of the related income tax effect, on available-for-sale securities are excluded from earnings and reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale securities are determined on a specific-identification basis.

During the years ended December 31, 2017, 2018 and 2019, the Company invested RMB500,000, RMB1,300,000 and RMB340,000 in financial products managed by a financial institution in the PRC. The terms of the financial products range between 7 days and 76 days. The Company recorded a gain of RMB2,129, RMB4,842 and RMB714 on the financial products, which was included in gains on sale of short-term investments in the combined and consolidated statements of comprehensive income for the years ended December 31, 2017, 2018 and 2019, respectively. The financial products matured before December 31, 2017 and 2018, respectively. The balance of RMB125,000 was recorded in the consolidated balance sheet as of December 31, 2019, including RMB70,000 and RMB55,000 acquired on December 25 and December 18,2019, and matured on January 13 and January 17, 2020, respectively.

Property and Equipment, Net

(f)   Property and Equipment, Net

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3 to 5 years
Office furniture	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Operating Leases

(g)   Operating Leases

The Company leases premises for offices under non-cancellable operating leases. There are no capital improvement funding, lease concessions, escalated rent provisions or contingent rent in the lease agreements. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

The Company early adopted Accounting Standard Codification (“ASC”) Topic 842 Leases, as of January 1, 2019, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2019, and has not recast the comparative years presented in the combined and consolidated financial statements.

Prior to the adoption of ASC Topic 842, operating leases were not recognized on the balance sheet of the Company, but payments made under operating lease are charged to the combined and consolidated statements of comprehensive income on a straight-line basis over the term of underlying lease.

Upon adoption of ASC Topic 842, Right of use (“ROU”) assets and lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. As the rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The incremental borrowing rate is primarily influenced by the risk-free interest rate of China, the Company’s credit rating and lease term.

The Company has elected not to recognize ROU assets or lease liabilities for leases with an initial term of 12 months or less and recognizes a single lease cost on a straight-line basis over the remaining lease term for the operating leases.

Impairment of Long-lived Assets

(h)   Impairment of Long-lived Assets

Long-lived assets, including  property and equipment and right of use assets  are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for any of the years presented.

Revenue Recognition

(i)    Revenue Recognition

The Company derives revenues by (i) providing data and analytics services, including database subscription and customized analytics services and (ii) providing marketplace services, including promotion services and listing services.

Periods prior to January 1, 2018

Prior to January 1, 2018, revenues for each type of service were recognized only when the following criteria were met: (a) persuasive evidence of an arrangement exists; (b) price is fixed or determinable; (c) delivery of services has occurred; and (d) collectability is reasonably assured.

For multiple-element arrangements involving a combination of data and analytics services, promotion services and listing services, the Company allocated revenue to all deliverables based on their relative selling prices. The Company used a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value ("VOSE"), (ii) third-party evidence of selling price ("TPE") and (iii) best estimate of selling price ("ESP"). VSOE generally existed only when the Company sold the deliverable separately and was the price actually charged by the Company for that deliverable. ESPs reflected the Company’s best estimates of what the selling prices of elements would be if they were sold regularly on a stand-alone basis.

Value-added taxes ("VAT") and surcharges collected from customers and remitted to governmental authorities were presented on a gross basis, and included in both revenues and cost of revenues. For the year ended December 31, 2017, VAT and surcharges was RMB18,889.

All service fees received in advance of the provision of services were initially recorded as deferred revenue and subsequently recognized as revenues when the related services were performed by the Company.

Information and Analytics Services

Data Services

The Company derives revenues by providing access and analytics tools, including appraisal and rating modules, and city maps, based on its proprietary database of commercial real estate information, typically through a fixed monthly fee for its subscription-based services. Revenues from subscription-based services were recognized on a straight-line basis over the subscription period.

Analytics Services

Revenues derived from customized research reports were recognized when the Company delivered the reports to customers. There are no contractual customer acceptance provisions. For the year ended December 31, 2017, sales returns were minimal.

The Company provides data monitoring and survey services over a period of time, generally less than one year. Revenues were recognized on a straight-line basis over the term of the agreement. See Note 9 in details of analytics services revenue from Fang.

Marketplace Services

Promotion Services

The Company offers promotion services, consisting of a number of online and offline themed campaigns, including industry forums, periodic updates and online promotions to its customers to promote their brands. The arrangement contained a number of defined but not identical or similar acts to be performed over the period of one year. The deliverables under the arrangement were treated as a combined unit of accounting as each of the deliverable did not have standalone value. The costs related to each separate deliverable were not determinable. Revenues of promotion services were recognized on a straight-line basis over the period of one year.

Listing Services

Listing services comprise of commercial property listing and agent services for commercial properties.

Commercial listing services entitle customers to post and make changes to information for commercial properties on the website and mobile apps for a specified period of time, which typically range from one to three months, in exchange for a fixed fee. Revenues were recognized on a straight-line basis over the service period.

The Company also acts as an agent on behalf of Fang on listing services for commercial properties. Revenues were recognized when Fang and its customers entered into a sales contract, and reported on net basis as the Company was not the primary obligor in the transactions, did not have general inventory risk and did not have reasonable latitude to establish the exchange price with a customer for the services. See Note 9 for details of listing services revenue from Fang.

Periods commencing January 1, 2018

Since the early adoption of Accounting Standard Codification (“ASC”) Topic 606 , Revenue from Contracts with Customers starting from January 1, 2018, the Company recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value-added taxes). For each performance obligation satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Company does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

The Company’s contracts with customers often include promises to transfer multiple products and services. For these contracts, the Company accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price ("SSP") for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs.

Information and Analytics Services

Data Services

The Company derives revenues by providing access and analytics tools, including appraisal and rating, and land modules, based on its proprietary database of commercial real estate information, typically through a fixed monthly fee for its subscription-based services. The Company determines that the customer simultaneously receives and consumes benefits provided by the Company’s performance as the Company performs during the term of the contract and the earning process is straight-line. Revenues from subscription-based services are recognized on a straight-line basis over the subscription period.

Analytics Services

The Company derives revenues by providing customized research reports to customers. There are no contractual customer acceptance provisions. Revenues from customized research reports are recognized when the Company delivers the reports to customers, which is when the control over the report has been transferred to customers.

The Company provides data monitoring and survey services over a period of time, generally less than one year. Revenues are recognized on a straight-line basis over the term of the agreement since the customer simultaneously receives and consumes benefits provided by the Company’s performance as the Company performs during the term of the contract and the earning process is straight-line. See Note 9 in details of analytics services revenue from Fang and other related parties.

Marketplace Services

Promotion Services

The Company offers promotion services, consisting of a number of online and offline themed campaigns, including industry forums, periodic updates and online promotions to its customers to promote their brands. The promotion services contain a number of defined but not identical or similar activities to be performed over the period of one year. These activities are to fulfill the promotion service and are not separate promises in the contract. The Company determines that each day of the promotion service is distinct because the customer can benefit from each increment of service on its own (that is, it is capable of being distinct) and each increment of service is separately identifiable because no day of service significantly modifies or customizes another and no day of service significantly affects either the Company’s ability to fulfill another day of service or the benefit to the customer of another day of service. The Company determines that it is providing a series of distinct goods or services because the services provided each day are substantially the same, the customer simultaneously receives and consumes the benefits provided by the Company as the Company performs, and the same measure of progress would be used to measure the Company’s progress toward satisfying its promise to provide the promotion services. Revenues of promotion services are recognized on a straight-line basis over the period of one year.

Listing Services

Listing services comprise of commercial property listing and listing agent services for commercial properties.

Commercial listing services entitle customers to post and make changes to information for commercial properties on the website and mobile apps for a specified period of time, which typically range from one to three months, in exchange for a fixed fee. Revenues are recognized on a straight-line basis over the service period. The Company determines that its performance pattern to be straight-line since the customer simultaneously receives and consumes the benefits provided by the Company as the Company performs during the term of the contract and the earning process is straight-line.

The Company also acts as an agent on behalf of Fang on listing services for commercial properties. The Company determines that it acts as an agent for the listing service because it does not obtain control of the listing service from Fang before the service is transferred to the customer. Revenues are recognized when Fang and its customers enter into a sales contract and reported on net basis. See Note 9 for details of listing services revenue from Fang.

Contract Balances

The Company bills its customers based upon contractual schedules, which normally is based on the passage of time. The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities (i.e. deferred revenue). Accounts receivable are recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the combined and consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company reviews its allowance for doubtful accounts on a customer-by-customer basis. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2018 and 2019, the Company does not have any off-balance-sheet credit exposure related to its customers. An allowance for doubtful accounts of RMB nil and RMB4,842 were recorded as of December 31, 2018 and 2019, respectively. There were no write-offs of accounts receivable for the years ended December 31, 2017, 2018 and 2019.

Deferred revenue (a contract liability) is recognized when the Company has an obligation to transfer goods or services to a customer for which the Company has received consideration from the customer, or for which an amount of consideration is due from the customer.

Advertising Expenses

(j)   Advertising Expenses

Advertising costs are expensed as incurred and included in selling and marketing expenses in the combined and consolidated statements of comprehensive income. For the years ended December 31, 2017, 2018 and 2019, advertising expenses were RMB1,769,  RMB805 and RMB5,270, respectively.

Research and Development Expense

(k)  Research and Development Expenses

Research and development expenses are expensed as incurred. The Company has reclassified research and development expenses in the amount of  RMB17,219 and RMB20,761 for the years ended December 31, 2017 and 2018, respectively, to general and administrative expenses, instead of presenting them separately, in the Company’s combined and consolidated statements of comprehensive income, to conform to its current year presentation. Research and development expenses was RMB32,032 for the year ended December 31, 2019.

Employee Benefits

(l)    Employee Benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 25.35  % to 43.1  % on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the combined and consolidated statements of comprehensive income when the related service is provided. For the years ended December 31, 2017, 2018 and 2019, the costs of the Company’s obligations to the defined contribution plans amounted to RMB13,129,  RMB15,006 and RMB14,281 respectively. The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Government Grants

(m)   Government Grants

Government grant is recognized when there is reasonable assurance that the Company will comply with the conditions attach to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s combined and consolidated statements of comprehensive income when the grant becomes receivable. The government grants with certain operating conditions are recorded as liabilities when received and will be recorded as government grant when the conditions are met. RMB868,  RMB1,395 and RMB903 of government grants were recognized for the years ended December 31, 2017, 2018 and 2019, respectively.

Income Taxes

(n)    Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carryforwards, if any. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the combined and consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is "more-likely-than-not" that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a "more-likely-than-not" realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company recognizes in its financial statements the impact of a tax position if that position is "more-likely-than-not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more-likely-than-not" recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Interest and penalties recognized related to an unrecognized tax benefits are classified as income tax expense in the combined and consolidated statements of comprehensive income.

Share Based Compensation

(o)  Share Based Compensation

Prior to the separation, certain of the Company’s employees participate in Fang’s share-based compensation plans.

All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values.

The Company recognizes compensation cost for an equity classified award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant date fair value of such award that is vested at that date. For equity awards that contain both a service condition and a performance condition, the Company recognizes compensation cost on a tranche-by-tranche basis. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

The cancellation of an award and the concurrent grant of a replacement award are accounted for as a modification of the terms of the cancelled award. Modification accounting is applied if there is a change in the fair value or vesting conditions of the cancelled and replacement award, or a change in the classification of the cancelled and replacement award. In modification in which the employee agrees to a longer vesting period in exchange for a repriced fully vested option, the Company accounts for the incremental fair value of the award calculated at the date of the modification and recognizes the amount over the newly established service period of the modified award. In modification in which the employee agrees to a longer vesting period in exchange for a repriced unvested option, the Company separately accounts for the incremental fair value computed for the modification and recognizes the amount over the total remaining requisite service period with any remaining amount of unamortized compensation cost from the original award over the remaining portion of the original requisite service period.

Treasury Shares

(p)   Treasury Shares

Treasury shares is accounted for under the cost method. These shares have no voting rights and are not entitled to receive dividends and are excluded from the weighted average outstanding shares in calculation of earnings per share.

Statutory Reserves

(q)   Statutory Reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company's  PRC subsidiaries registered as WFOEs have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of PRC ("PRC GAAP")) to a general reserve fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.

In addition, in accordance with the Company Laws of the PRC, the Company's PRC subsidiaries and the VIE registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the statutory reserves is restricted to the off-setting of losses or increasing capital of the respective company. All these reserves are not allowed to be transferred to their investors in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

As of December 31, 2016, the statutory reserve has reached 50% of the registered capital of the Company's PRC subsidiaries. The accumulated balance of the statutory reserves as of December 31, 2018 and 2019 were RMB2,765 and RMB2,765, respectively.

Contingencies

(r)   Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Segment Reporting

(s)   Segment Reporting

The Company uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Company’s chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Company. Management has determined that the Company has one operating segment, which is the real estate information, analytics and marketplace services segment. Substantially all of the Company’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Fair Value Measurements

(t)   Fair Value Measurements

The Company applies ASC Topic 820, Fair Value measurements and Disclosures , for fair value measurements financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring and nonrecurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, short-term investments, accounts receivable, amount due from related parties, accounts payable, amounts due to related parties, income tax payable, accrued expenses and other liabilities, long-term lease liabilities and warrants.

The carrying amounts of cash and cash equivalents, accounts receivable, amount due from related parties, accounts payable, amounts due to related parties, income tax payable and accrued expenses and other liabilities as of December 31, 2018 and 2019, approximate their fair values due to short maturity.

Short-term investments include financial products issued by a financial institution, which are valued based on prices per units quoted by the financial institution. They are categorized in Level 2 of the fair value hierarchy.

The Company classifies the warrants within Level 3 in the fair value hierarchy because it utilizes unobservable inputs to determine their fair value on a recurring basis.

The carrying amount of long-term lease liabilities approximates fair value as the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

The Company’s non-financial assets, such as property and equipment and right of use assets, would be measured at fair value only if they were determined to be impaired.

Earnings Per Share

(u)   Earnings Per Share

Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares or ordinary share equivalents outstanding during the period using the two-class method. Vested restricted shares are included in the calculation of the weighted-average number of shares of ordinary shares as ordinary share equivalents. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares used in calculating basic net earnings per ordinary share and dilutive ordinary equivalent shares outstanding during the period. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options and unvested restricted shares (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Recently Issued Accounting Standards

(v)   Recently Issued Accounting Standards

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 modifies certain disclosure requirements on fair value measurements, including (i) clarifying narrative disclosure regarding measurement uncertainty from the use of unobservable inputs, if those inputs reasonably could have been different as of the reporting date, (ii) adding certain quantitative disclosures, including (a) changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and (b) the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and (iii) removing certain fair value measurement disclosure requirements, including (a) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (b) the policy for timing of transfers between levels of the fair value hierarchy and (c) the valuation processes for Level 3 fair value measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. The Company is currently evaluating the effect of the disclosure requirements of ASU 2018-13 will have on its consolidated financial statements and does not expect the impact to have a material effect.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 was further amended in November 2019 by ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). As a result, ASC Topic 326, Financial Instruments — Credit Losses is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Company is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, ASU 2016-13 will be applied for the fiscal year ending December 31, 2023. The Company is currently evaluating the impact of adopting this standard on its combined and consolidated financial statements.